LOSS BEFORE INCOME TAX (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Crediting:
Expenses related to issuance of shares				¥ 1,354
Finance costs		(6)	(44)	(28)	(48)
Continuing Operation [Member]
Crediting:
Finance income			(1)	(69)	(5)
- Property, plant and equipment (Note 9)		1	5	4	5
- Right-of-use assets (Note 11)				346	691
Expense relating to short-term leases (Note 11)		99	690	371	194
- Financial assets at fair value through profit or loss
- Derivative financial liabilities		(297)	(2,077)	(3,996)	(847)
Expenses related to issuance of shares				1,354
Expenses related to share-based payment				125	3,074
Other losses / (income)		(5)	(34)	(2)	(3,742)
Finance costs		6	44	(28)	48
Employee benefit expenses	[1]	157	1,103	1,251	1,192
Discontinued operations [member]
Crediting:
Finance income					(8,785)
- Property, plant and equipment (Note 9)					95
- Right-of-use assets (Note 11)					359
Expense relating to short-term leases (Note 11)					129
Other losses / (income)					142
Finance costs					1,906
Employee benefit expenses	[1]				4,960
Cost of sales
- Sales of water treatment equipment
- Construction service					2,435
- Opeartion and maintenance services					307
- Operation services related to service concession arrangement					3,130
- Construction services related to service concession arrangement
- Construction services related to service concession arrangement					5,872
Amortization of intangible assets* (Note 10)	[2]				460
Impairment losses/(reversal) on financial assets:
- Trade receivables					383
- Contract assets					3,545
- Other receivables					6,003
- Amount due from related companies

[1]	The employee benefit expenses allocated to cost of sales amounted to CNY870, selling and distribution expenses amounted to CNY70, and administrative expenses amounted to CNY5,212 on the consolidated statements of profit or loss for the years ended December 31, 2023, and nil for the years ended December 31, 2024 and 2025.
[2]	The amortization of intangible assets allocated to cost of sales amounted to CNY425, and administrative expenses amounted to CNY35 on the consolidated statements of profit or loss for the years ended December 31, 2023, and nil for the years ended December 31, 2024 and 2025.